Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2024	$2,409.4	$2,692.9	$1,554.6	$139.0	$6,795.9
Additions	320.0	253.4	71.0	34.8	679.2
Changes in asset retirement obligations	—	(21.4)	—	—	(21.4)
Disposals/derecognition	—	—	(41.7)	(8.6)	(50.3)
Transfers of Côté Gold Construction in progress	(2,367.1)	1,098.8	1,268.3	—	—
Transfers within property, plant and equipment	(254.7)	96.1	158.9	(0.3)	—
Balance, December 31, 2024	$107.6	$4,119.8	$3,011.1	$164.9	$7,403.4
Additions	123.2	123.6	106.5	12.8	366.1
Changes in asset retirement obligations	—	8.7	—	—	8.7
Disposals/derecognition	—	—	(34.2)	(4.4)	(38.6)
Transfers within property, plant and equipment	(35.6)	28.4	10.6	(3.4)	—
Balance, December 31, 2025	$195.2	$4,280.5	$3,094.0	$169.9	$7,739.6

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2024	$—	$2,093.0	$1,169.9	$36.5	$3,299.4
Depreciation expense	—	157.2	116.8	29.0	303.0
Disposals/derecognition	—	—	(40.8)	(7.9)	(48.7)
Net Impairment (reversal) charge	—	(371.8)	(46.6)	(1.3)	(419.7)
Balance, December 31, 2024	$—	$1,878.4	$1,199.3	$56.3	$3,134.0
Depreciation expense	—	268.5	173.7	30.8	473.0
Disposals/derecognition	—	—	(28.7)	(1.5)	(30.2)
Transfers within property, plant and equipment	—	2.1	0.5	(2.6)	—
Balance, December 31, 2025	$—	$2,149.0	$1,344.8	$83.0	$3,576.8
Carrying amount, December 31, 2024	$107.6	$2,241.4	$1,811.8	$108.6	$4,269.4
Carrying amount, December 31, 2025	$195.2	$2,131.5	$1,749.2	$86.9	$4,162.8
1.Right-of-use assets ("ROU assets") consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.